Leased assets (Tables)	12 Months Ended
Mar. 31, 2012
Leased Assets under Capital Leases

Leased assets under capital leases are comprised of the following:

	Yen in millions
	March 31
Class of property	2011	2012
Machinery, equipment and others	9,288	58,751
Film costs	19,208	9,465
Accumulated amortization	(4,634)	(20,514)

	23,862	47,702

Future Minimum Lease Payments under Capital Leases with Present Value of Net Minimum Lease Payments

The following is a schedule by year of the future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2012:

Fiscal year ending March 31	Yen in millions
2013	20,652
2014	20,098
2015	2,035
2016	1,469
2017	1,346
Later years	5,647

Total minimum lease payments	51,247
Less — Amount representing interest	1,493

Present value of net minimum lease payments	49,754
Less — Current obligations	20,494

Long-term capital lease obligations	29,260

Minimum Rental Payments Required under Operating Leases that have Initial or Remaining Noncancelable Lease Terms in Excess of One Year

The minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year at March 31, 2012 are as follows:

Fiscal year ending March 31	Yen in millions
2013	42,789
2014	33,110
2015	24,087
2016	17,368
2017	13,653
Later years	49,174

Total minimum future rentals	180,181